Warrant Liability - Quantitative Information (Details) - GRAF INDUSTRIAL CORP. - $ / shares	1 Months Ended		12 Months Ended
	Jan. 18, 2020	Oct. 18, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Oct. 25, 2018	Jun. 26, 2018
Exercise price	$ 11.50		$ 11.50	$ 11.50
Stock price	$ 10.11		$ 10.19	$ 9.60	$ 12.00	$ 10.00	$ 12.00
Volatility	60.00%		60.00%	60.00%
Probability of completing a Business Combination	87.00%		87.00%	86.00%
Expected life of the options to convert	4 years 11 months 1 day		4 years 11 months 19 days	5 years 11 months 19 days
Risk-free rate	1.63%		1.69%	2.55%
Dividend yield	0.00%		0.00%	0.00%
Discount for lack of marketability	10.00%		10.00%	15.00%
Warrant
Dividend yield			0.00%
Level 3 | Warrant
Exercise price		$ 11.50
Stock price		$ 10.00
Volatility		50.00%
Probability of completing a Business Combination		87.80%
Expected life of the options to convert		6 years 2 months 1 day
Risk-free rate		3.11%
Dividend yield		0.00%
Discount for lack of marketability		15.00%